Property and Equipment, Net - Narrative (Q2) (Details) - USD ($) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	May 22, 2026	Mar. 04, 2026	Feb. 14, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2024
Property and Equipment, Net
Payment for early lease termination		$ 4,800
Net gain on lease termination		600		$ 1,944	$ 2,577
Gain (loss) on write-off of operating leases		3,800
Loss on disposal of property and equipment	$ (800)	(3,200)				$ 0
Operating leases for office space
Property and Equipment, Net
Payment for early lease termination	2,300
Net gain on lease termination				$ 1,900
Gain (loss) on write-off of operating leases	2,700
Loss on disposal of property and equipment	$ 800
Operating leases for laboratory space
Property and Equipment, Net
Payment for early lease termination			$ 4,800
Net gain on lease termination					$ 600
Gain (loss) on write-off of operating leases		3,800
Loss on disposal of property and equipment		$ 3,200